LOANS AND NOTES PAYABLE - Loans Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Loans payable	$ 316,916	$ 510,718
Galaxy Digital Holdings, LP
Debt Instrument [Line Items]
Loans payable	$ 446,915	$ 510,718	$ 93,069